Income taxes: (Details) - Summary of Operating Loss Carryforwards - USD ($)	Dec. 31, 2039	Dec. 31, 2038	Dec. 31, 2037	Dec. 31, 2036	Dec. 31, 2035	Dec. 31, 2034	Dec. 31, 2033	Dec. 31, 2032	Dec. 31, 2031	Dec. 31, 2030	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Operating Loss Carryforwards [Abstract]
Opearting Loss Carryforward	$ 2,758,280	$ 2,238,048	$ 2,487,072	$ 2,471,978	$ 2,761,513	$ 2,855,631	$ 2,568,328	$ 1,638,421	$ 1,746,615	$ 822,678	$ 1,723,146	$ 1,599,919	$ 1,479,818	$ 1,532,322	$ 1,304,283	$ 1,250,783	$ 2,775,900	$ 2,503,951	$ 3,681,189	$ 4,425,866	$ 88,022